Earnings per share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share
Weighted average number of common shares outstanding

	Three months
	ended March 31,
	2020	2019
Issued common shares at beginning of period	71,218,706	64,676,256
Effect of shares issued	379,121	2,369,444
Weighted average number of common shares outstanding - basic	71,597,827	67,045,700
Weighted average number of shares outstanding – diluted	71,597,827	67,045,700